Average Annual Total Returns - Class B - DWS Small Mid Cap Value VIP	Class B before tax Class Inception	Class B before tax 1 Year	Class B before tax 5 Years	Class B before tax 10 Years	Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jul. 01, 2002	(1.11%)	5.13%	6.56%	4.88%	9.43%	9.33%